SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 03, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized ordinary shares	20,000,000		20,000,000
Compensation cost	$ 437	$ 384
Unrecognized balance of compensation expenses	$ 490
Weighted average period over which total unrecognized cost related to non-vested share based compensation expected to be recognized	6 months 22 days
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares reserved before increment				750,000
Number of outstanding shares reserved				1,250,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair values of options granted	$ 13.15
Compensation cost	$ 143		$ 0